Warrants - Additional Information (Details) - $ / shares	8 Months Ended	11 Months Ended	14 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jul. 28, 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)				30,980,000
Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Share price (USD per share)		$ 9.20	$ 9.20
Percentage of proceeds from share issuances		60.00%
Minimum | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)			$ 11.50
Private Placement Warrants | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of warrants exercise price adjustment percentage		115.00%
Public Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Term of warrants		5 years	5 years
Public Warrants | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 11.50	$ 11.50
Share Trigger Price One | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants exercisable, ordinary share per warrant (in shares)		$ 0.361	$ 0.361
Share Trigger Price One | Maximum | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		10 days	10 days
Share Trigger Price One | Private Placement Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Minimum notice period for warrants redemption		30 days	30 days
Warrants redemption price per share (USD per share)		$ 0.10	$ 0.10
Warrants redeemable, threshold consecutive trading days		20 days	20 days
Warrants redeemable, threshold trading days		30 days	30 days
Share Trigger Price One | Private Placement Warrants | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 10.00	$ 10.00
Share Trigger Price One | Private Placement Warrants | Minimum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days		20 days	20 days
Share Trigger Price One | Private Placement Warrants | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redeemable, threshold consecutive trading days	30 days	30 days	30 days
Warrants redeemable, threshold trading days		30 days	30 days
Share Trigger Price Two | Private Placement Warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Minimum notice period for warrants redemption		30 days	30 days
Warrants redemption price per share (USD per share)		$ 0.01	$ 0.01
Share Trigger Price Two | Private Placement Warrants | Common Class A
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants redemption price per share (USD per share)		$ 18.00	$ 18.00
Share Trigger Price Two | Private Placement Warrants | Maximum
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Class of warrants exercise price adjustment percentage		180.00%
IPO
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)		20,700,000	20,700,000
Private Placement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants outstanding (in shares)		10,280,000	10,280,000